Auditor's Remuneration - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Auditors remuneration [line items]
Fees payable in respect of the audit of pension funds	$ 16,276,000	$ 14,515,000	$ 23,850,000
Tax compliance and advisory services	400,000	13,000
Tax compliance services [member]
Auditors remuneration [line items]
Tax compliance and advisory services	269,000	13,000	0
Pension funds [member]
Auditors remuneration [line items]
Fees payable in respect of the audit of pension funds	0	0	0
Tax Advisory Services [Member]
Auditors remuneration [line items]
Tax compliance and advisory services	$ 131,000	$ 0	$ 0